SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Mar. 03, 2020	Mar. 02, 2020	Dec. 29, 2019
Exercise Price			$ 1.65
Loan Modification and Extension Agreement [Member] | Next Gen Ice, Inc. [Member]
Exercise Price	$ 1.00	$ 1.00
Notes Due from Related Party		$ 179,000	$ 179,000
Issuance of warrants	358,000
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Mar. 31, 2023	Mar. 31, 2023
Transfer of shares	179,000